Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 192,259	$ (86,602)	$ 105,657
Balance (in Shares) at Dec. 31, 2022	69,105,000
Issuance of ordinary shares upon exercise of warrants
Issuance of ordinary shares upon exercise of warrants (in Shares)	67,897
Issuance of ordinary shares upon exercise of share options		2		2
Issuance of ordinary shares upon exercise of share options (in Shares)	2,500
Vesting of RSUs
Vesting of RSUs (in Shares)	197,738
Share-based compensation		3,784		3,784
Net loss			(16,880)	(16,880)
Balance at Jun. 30, 2023		196,045	(103,482)	92,563
Balance (in Shares) at Jun. 30, 2023	69,373,135
Balance at Dec. 31, 2023		200,234	(115,759)	$ 84,475
Balance (in Shares) at Dec. 31, 2023	69,670,612			69,670,612
Issuance of ordinary shares upon exercise of share options		25		$ 25
Issuance of ordinary shares upon exercise of share options (in Shares)	22,602			22,602
Vesting of RSUs
Vesting of RSUs (in Shares)	230,940
Share-based compensation		4,867		4,867
Net loss			(15,350)	(15,350)
Balance at Jun. 30, 2024		$ 205,126	$ (131,109)	$ 74,017
Balance (in Shares) at Jun. 30, 2024	69,924,154			69,924,154